Income Taxes - Summary of Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Before Income Tax Domestic And Foreign Line Items
United States					$ 52,422	$ (61,434)	$ 1,865
Foreign					18,555	(3,978)	9,640
Income (loss) before income taxes	$ 17,230	$ 17,526	$ 35,905	$ 88,420	$ 70,977	$ (65,412)	$ 11,505